UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Intermediate

Income Trust

SEMIANNUAL REPORT

April 30, 2011

MIN-SEM

Managed Distribution Policy Disclosure

The MFS Intermediate Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders – the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® INTERMEDIATE INCOME TRUST

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	47.3%
Non-U.S. Government Bonds	30.6%
Emerging Markets Bonds	9.1%
Mortgage-Backed Securities	7.8%
U.S. Treasury Securities	4.0%
U.S. Government Agencies	3.2%
Commercial Mortgage-Backed Securities	2.0%
Asset-Backed Securities	0.7%
High Yield Corporates	0.6%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	16.3%
AA	26.5%
A	19.1%
BBB	27.6%
BB	0.9%
B	0.1%
U.S. Government (o)	0.0%
Federal Agencies	11.0%
Not Rated	4.0%
Cash & Other	(5.5)%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	4.7 yrs.

Issuer country weightings (i)
United States	43.9%
Japan	9.6%
United Kingdom	8.5%
France	4.5%
Germany	3.6%
Canada	3.5%
Italy	2.9%
Netherlands	2.7%
Brazil	2.1%
Other Countries	18.7%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since March 2002.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Portfolio Manager of the Fund since May 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 99.8%
Issuer	Shares/Par	Value ($)

Asset-Backed & Securitized - 2.8%
Anthracite Ltd., “A”, CDO, FRN, 0.572%, 2019 (z)	$1,121,564	$1,020,623
Commercial Mortgage Acceptance Corp., FRN, 2.045%, 2030 (i)	9,828,386	469,933
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,125,701
Falcon Franchise Loan LLC, FRN, 3.5%, 2023 (i)(z)	5,881,642	352,899
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	3,443,016	3,664,537
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,415,845
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	643,920
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,289,765
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	2,149,943	2,287,188
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	2,500,000	2,505,023
Nationstar Home Equity Loan Trust, FRN, 0.342%, 2036	343,619	331,211
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	427,187	427,193
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	2,000,000	2,181,980

		$21,715,818
Automotive - 0.9%
FUEL Trust, 4.207%, 2016 (z)	$1,970,000	$2,011,583
RCI Banque S.A., 4.6%, 2016 (z)	2,110,000	2,143,946
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,824,767

		$6,980,296
Banks & Diversified Financials (Covered Bonds) - 0.5%
BNP Paribas Home Loan, 2.2%, 2015 (n)	$2,640,000	$2,564,279
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,623,576

		$4,187,855
Broadcasting - 0.3%
CBS Corp., 5.75%, 2020	$940,000	$1,011,390
WPP Finance, 8%, 2014	812,000	955,335

		$1,966,725
Brokerage & Asset Managers - 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$2,007,000	$2,117,622

Building - 0.2%
CRH PLC, 8.125%, 2018	$1,160,000	$1,389,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 0.8%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,538,911
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,825,000	1,952,750
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,809,620

		$6,301,281
Chemicals - 1.2%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,089,870
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,739,861
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,592,013

		$9,421,744
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,017,640

Conglomerates - 1.0%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,478,616
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,930,615

		$7,409,231
Consumer Products - 1.0%
Newell Rubbermaid, Inc., 5.5%, 2013	$1,015,000	$1,090,884
Royal Philips Electronics N.V., 4.625%, 2013	4,290,000	4,544,290
Whirlpool Corp., 8%, 2012	2,165,000	2,300,711

		$7,935,885
Consumer Services - 0.4%
Western Union Co., 5.4%, 2011	$3,000,000	$3,077,970

Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$1,575,000	$1,631,100
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	1,400,000	1,586,155

		$3,217,255
Emerging Market Quasi-Sovereign - 4.4%
Banco del Estado de Chile, 4.125%, 2020 (n)	$228,000	$213,846
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	1,430,000	1,511,367
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	970,557
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,593,700
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	140,967
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)	1,090,000	1,075,596
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (z)	207,000	208,183
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,407,870
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	792,542

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$2,378,000	$2,490,955
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	774,624
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	188,000	188,025
Gaz Capital S.A., 8.125%, 2014 (n)	2,036,000	2,335,088
Majapahit Holding B.V., 7.75%, 2020 (n)	871,000	1,006,005
Pemex Project Funding Master Trust, 5.75%, 2018	760,000	813,997
Petrobras International Finance Co., 3.875%, 2016	572,000	579,881
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,097,180
Petroleos Mexicanos, 8%, 2019	776,000	938,184
Petroleos Mexicanos, 6%, 2020	2,970,000	3,176,415
Petroleos Mexicanos, 5.5%, 2021	1,158,000	1,186,371
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,395,544
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,800,538
SCF Capital Ltd., 5.375%, 2017 (n)	860,000	848,218
Transnet Ltd., 4.5%, 2016 (n)	212,000	217,056
VEB Finance Ltd., 6.902%, 2020 (n)	1,699,000	1,822,177
VTB Capital S.A., 6.465%, 2015 (n)	857,000	914,848
VTB Capital S.A., 6.551%, 2020 (n)	1,339,000	1,360,826

		$33,860,560
Emerging Market Sovereign - 0.7%
Government of Ukraine, 6.875%, 2015 (n)	$371,000	$387,138
Government of Ukraine, 7.75%, 2020 (n)	258,000	269,610
Republic of Lithuania, 6.125%, 2021 (z)	116,000	120,640
Republic of Peru, 9.875%, 2015	485,000	594,610
Republic of South Africa, 5.5%, 2020	2,423,000	2,574,438
Republic of South Africa, 6.25%, 2041	1,088,000	1,126,080
Republic of Sri Lanka, 6.25%, 2020 (n)	147,000	147,559

		$5,220,075
Energy - Independent - 0.1%
Talisman Energy, Inc., 7.75%, 2019	$480,000	$592,796

Energy - Integrated - 2.0%
BP Capital Markets PLC, 4.5%, 2020	$853,000	$859,676
BP Capital Markets PLC, 4.742%, 2021	1,810,000	1,848,113
Hess Corp., 8.125%, 2019	1,230,000	1,556,832
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,063,169
Petro-Canada, 6.05%, 2018	904,000	1,025,647
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,330,665
Royal Dutch Shell PLC, 3.1%, 2015	2,710,000	2,811,099
TOTAL S.A., 3%, 2015	1,860,000	1,919,646

		$15,414,847

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 1.6%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,141,748
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,260,134
General Electric Capital Corp., 6%, 2019	1,180,000	1,313,911
General Electric Capital Corp., FRN, 0.434%, 2012	2,050,000	2,047,868
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,265,608

		$12,029,269
Food & Beverages - 3.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$4,080,000	$5,115,741
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,724,228
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,467,810
Diageo Capital PLC, 5.125%, 2012	3,900,000	4,035,084
Dr. Pepper Snapple Group, Inc., 1.7%, 2011	2,340,000	2,357,241
Dr. Pepper Snapple Group, Inc., 2.35%, 2012	1,650,000	1,685,678
Kraft Foods, Inc., 6.75%, 2014	1,390,000	1,576,375
Kraft Foods, Inc., 6.125%, 2018	1,310,000	1,485,497
Miller Brewing Co., 5.5%, 2013 (n)	2,200,000	2,396,057
SABMiller PLC, 6.2%, 2011 (n)	1,800,000	1,815,844
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	4,070,000	4,083,268

		$28,742,823
Food & Drug Stores - 0.1%
CVS Caremark Corp., 3.25%, 2015	$1,096,000	$1,123,562

Forest & Paper Products - 0.6%
Inversiones CMPC S.A., 4.75%, 2018 (n)	$2,250,000	$2,220,003
Votorantim Participacoes S.A., 6.75%, 2021 (n)	2,063,000	2,197,095

		$4,417,098
Industrial - 1.0%
Johns Hopkins University, 5.25%, 2019	$4,350,000	$4,824,106
Princeton University, 4.95%, 2019	2,860,000	3,123,177

		$7,947,283
Insurance - 3.0%
ING Bank N.V., FRN, 1.359%, 2013 (z)	$1,230,000	$1,232,539
ING Groep N.V., 5.775% to 2015, FRN to 2049	150,000	140,250
Jackson National Life Global Funding, 5.375%, 2013 (n)	5,000,000	5,395,190
Lincoln National Corp., 4.3%, 2015	1,360,000	1,435,238
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,815,000	3,014,127
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,020,000	1,115,341
New York Life Global Funding, 4.65%, 2013 (n)	3,000,000	3,212,586
Principal Financial Group, Inc., 8.875%, 2019	2,230,000	2,855,368

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
Prudential Financial, Inc., 6.2%, 2015		$2,210,000	$2,465,372
UnumProvident Corp., 6.85%, 2015 (n)		1,740,000	1,954,713

			$22,820,724
Insurance - Property & Casualty - 1.9%
ACE INA Holdings, Inc., 2.6%, 2015		$2,000,000	$1,975,896
Aon Corp., 3.5%, 2015		2,750,000	2,802,753
AXIS Capital Holdings Ltd., 5.875%, 2020		4,110,000	4,224,616
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,146,025
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	3,105,000

			$14,254,290
International Market Quasi-Sovereign - 4.5%
Bank of Ireland, 2.75%, 2012 (n)		$1,610,000	$1,527,645
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	3,369,523
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	4,448,368
Electricite de France PLC, 5.5%, 2014 (n)		$4,750,000	5,221,647
ING Bank N.V., 3.9%, 2014 (n)		3,150,000	3,361,113
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,600,000	3,099,114
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,450,740
Swedish Export Credit Corp., FRN, 1.062%, 2014		3,300,000	3,358,067
Swedish Housing Finance Corp., 3.125%, 2012 (n)		5,260,000	5,369,392
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,140,172

			$34,345,781
International Market Sovereign - 23.6%
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	$13,884,681
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,180,404
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,167,149
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,266,824
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,173,950
Government of Canada, 5.75%, 2033	CAD	358,000	493,254
Government of Japan, 1.5%, 2012	JPY	2,077,000,000	25,981,589
Government of Japan, 1.3%, 2014	JPY	978,000,000	12,461,527
Government of Japan, 1.7%, 2017	JPY	2,201,000,000	28,855,011
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	4,041,408
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	5,913,119
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,635,151
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	2,149,897
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	3,124,190
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,620,913
Republic of France, 5%, 2016	EUR	9,214,000	15,005,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Italy, 5.25%, 2017	EUR	11,388,000	$17,858,294
State of Israel, 5.125%, 2014		$5,000,000	5,404,730
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	11,831,913
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	16,021,921

			$180,071,696
Local Authorities - 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,813,749
Province of Ontario, 4.75%, 2016		6,000,000	6,676,320

			$9,490,069
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$553,881

Major Banks - 8.0%
ABN Amro Bank N.V., FRN, 2.042%, 2014 (n)		$3,010,000	$3,076,380
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		2,000,000	1,550,000
Bank of America Corp., 4.9%, 2013		4,300,000	4,562,850
Bank of America Corp., 7.375%, 2014		200,000	227,985
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)		2,930,000	2,988,245
Barclays Bank PLC, 5.125%, 2020		2,760,000	2,839,687
BB&T Corp., 2.05%, 2014		2,030,000	2,037,704
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,667,878
Credit Suisse New York, 5.5%, 2014		3,790,000	4,193,942
Goldman Sachs Group, Inc., 6%, 2014		2,490,000	2,751,497
HSBC USA, Inc., 4.875%, 2020		3,370,000	3,354,542
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014 (n)		1,540,000	1,578,309
JPMorgan Chase & Co., FRN, 0.96%, 2013		2,800,000	2,818,049
JPMorgan Chase & Co., FRN, 1.073%, 2014		1,300,000	1,305,322
Kookmin Bank, 7.25%, 2014 (n)		2,100,000	2,384,311
Macquarie Group Ltd., 6%, 2020 (n)		3,361,000	3,429,732
Merrill Lynch & Co., Inc., 6.15%, 2013		2,190,000	2,373,323
Morgan Stanley, 6%, 2014		2,330,000	2,551,639
Morgan Stanley, 6.625%, 2018		1,532,000	1,710,297
Morgan Stanley, 5.625%, 2019		640,000	665,213
Royal Bank of Scotland PLC, 6.125%, 2021		1,800,000	1,906,033
Santander UK PLC, 3.875%, 2014 (n)		3,440,000	3,509,165
Standard Chartered PLC, 3.85%, 2015 (n)		2,320,000	2,412,478
Wells Fargo & Co., 3.75%, 2014		2,900,000	3,070,250
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		1,190,000	1,309,000

			$61,273,831

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 0.2%
Hospira, Inc., 6.05%, 2017	$1,060,000	$1,192,256

Metals & Mining - 1.1%
ArcelorMittal, 6.5%, 2014	$2,070,000	$2,301,774
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	3,264,000	3,150,964
Vale Overseas Ltd., 5.625%, 2019	492,000	523,599
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,544,330
Vale Overseas Ltd., 6.875%, 2039	1,086,000	1,174,734

		$8,695,401
Mortgage-Backed - 7.8%
Fannie Mae, 4.794%, 2011	$3,801,565	$3,800,768
Fannie Mae, 4.845%, 2013	1,913,900	2,020,229
Fannie Mae, 4.61%, 2014	2,782,232	2,984,361
Fannie Mae, 4.841%, 2014	3,179,397	3,399,711
Fannie Mae, 5.412%, 2014	1,838,651	2,001,032
Fannie Mae, 4.62%, 2015	902,183	966,724
Fannie Mae, 4.922%, 2015	1,810,456	1,962,904
Fannie Mae, 4%, 2016	12,879	12,879
Fannie Mae, 5.395%, 2016	1,307,062	1,421,242
Fannie Mae, 5.424%, 2016	2,284,917	2,509,258
Fannie Mae, 6%, 2016	425,295	464,708
Fannie Mae, 5.5%, 2017 - 2025	4,064,107	4,414,704
Fannie Mae, 4.5%, 2019	4,146,054	4,410,767
Fannie Mae, 5%, 2019 - 2025	750,914	793,926
Fannie Mae, 6.5%, 2031	3,106,519	3,526,035
Freddie Mac, 3.882%, 2017	1,423,992	1,475,933
Freddie Mac, 5.5%, 2017 - 2020	4,384,114	4,772,232
Freddie Mac, 6%, 2017 - 2034	938,515	1,024,861
Freddie Mac, 5%, 2019 - 2020	2,828,208	3,044,180
Freddie Mac, 4.224%, 2020	2,249,154	2,316,179
Ginnie Mae, 6%, 2033	1,104,090	1,232,737
Ginnie Mae, 6%, 2036 (f)	1,463,803	1,620,295
Ginnie Mae, 5.612%, 2058	4,382,650	4,708,127
Ginnie Mae, 6.357%, 2058	4,295,955	4,663,461

		$59,547,253
Natural Gas - Pipeline - 1.0%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$405,761
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,043,450
Kinder Morgan Energy Partners LP, 5.85%, 2012	2,115,000	2,245,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
TransCanada PipeLines Ltd., 3.4%, 2015	$1,957,000	$2,041,421

		$7,736,115
Network & Telecom - 0.7%
British Telecommunications PLC, 5.15%, 2013	$943,000	$1,004,009
Telefonica S.A., 5.877%, 2019	2,940,000	3,142,604
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,374,624

		$5,521,237
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$2,200,000	$2,390,080
Noble Corp., 3.45%, 2015	1,030,000	1,062,615

		$3,452,695
Oils - 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,738,000	$2,785,915

Other Banks & Diversified Financials - 4.0%
Banco Santander Chile, 2.875%, 2012 (n)	$1,840,000	$1,846,606
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	2,100,000	2,120,483
Capital One Financial Corp., 8.8%, 2019	2,470,000	3,163,304
Citigroup, Inc., 5.5%, 2013	6,500,000	6,958,048
Eurohypo AG, 5.125%, 2016	3,140,000	3,335,729
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	2,978,098
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	3,960,000	4,058,160
Santander Holdings USA, Inc., 4.625%, 2016	450,000	464,470
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,304,408
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	2,000,000

		$30,229,306
Pharmaceuticals - 1.2%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,219,182
Pfizer, Inc., 6.2%, 2019	2,490,000	2,902,740
Roche Holdings, Inc., 6%, 2019 (n)	3,200,000	3,671,309

		$8,793,231
Pollution Control - 0.8%
Allied Waste North America, Inc., 7.125%, 2016	$3,400,000	$3,527,500
Republic Services, Inc., 5.25%, 2021	2,620,000	2,781,748

		$6,309,248
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$440,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.5%
Kimco Realty Corp., REIT, 6.875%, 2019	$690,000	$800,648
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,655,253

		$3,455,901
Retailers - 1.5%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,985,544
Macy’s, Inc., 8.375%, 2015	2,670,000	3,117,225
Staples, Inc., 9.75%, 2014	2,330,000	2,801,874
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,567,380

		$11,472,023
Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$324,272

Supranational - 1.8%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,896,733
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,279,732
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	3,203,550

		$13,380,015
Telecommunications - Wireless - 1.5%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$2,934,000	$3,175,395
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,006,000	1,146,840
Rogers Communications, Inc., 6.8%, 2018	2,950,000	3,481,941
Telefonica Moviles Chile, 2.875%, 2015 (n)	161,000	157,589
Vodafone Group PLC, 5%, 2013	3,000,000	3,270,576

		$11,232,341
Tobacco - 1.4%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,152,895
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,599,094
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,481,364
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,475,311
Reynolds American, Inc., FRN, 1.009%, 2011	2,000,000	2,001,552

		$10,710,216
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,524,625

U.S. Government Agencies and Equivalents - 3.1%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,361,480
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,134,919
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	513,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.35%, 2021	$1,226,300	$1,347,344
Small Business Administration, 6.34%, 2021	1,084,749	1,177,554
Small Business Administration, 6.44%, 2021	1,028,778	1,119,257
Small Business Administration, 6.625%, 2021	1,265,680	1,381,815
Small Business Administration, 5.34%, 2021	2,951,396	3,157,650
Small Business Administration, 4.93%, 2024	1,378,488	1,467,678
Small Business Administration, 5.36%, 2025	1,730,811	1,868,844
Small Business Administration, 5.39%, 2025	1,247,081	1,344,756

		$23,875,041
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$41,269

Utilities - Electric Power - 5.3%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$2,915,697
Colbun S.A., 6%, 2020 (n)	2,388,000	2,475,069
Duke Energy Corp., 5.65%, 2013	1,800,000	1,960,225
Duke Energy Corp., 3.35%, 2015	3,280,000	3,378,823
E.ON International Finance B.V., 5.8%, 2018 (n)	5,000,000	5,626,020
EDP Finance B.V., 6%, 2018 (n)	2,240,000	2,143,241
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,515,896
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,491,475
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,395,768
Firstenergy Solutions Corp., 6.05%, 2021	1,861,000	1,981,448
Georgia Power Co., 6%, 2013	1,350,000	1,502,492
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,055,686
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,545,264
PPL WEM Holdings PLC, 3.9%, 2016 (z)	2,380,000	2,417,247

		$40,404,351
Total Bonds (Identified Cost, $701,306,941)		$761,020,398

Money Market Funds (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	1,720,735	$1,720,735
Total Investments (Identified Cost, $703,027,676)		$762,741,133

Other Assets, Less Liabilities - 0.0%		93,138
Net Assets - 100.0%		$762,834,271

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $184,956,576, representing 24.2% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.572%, 2019	1/28/10	$826,407	$1,020,623
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11	1,065,131	1,075,596
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041	4/20/11	202,471	208,183
FUEL Trust, 4.207%, 2016	4/12/11	1,970,000	2,011,583
Falcon Franchise Loan LLC, FRN, 3.5%, 2023	1/28/02	228,059	352,899
ING Bank N.V., FRN, 1.359%, 2013	3/08/11	1,230,000	1,232,539
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	427,187	427,193
PPL WEM Holdings PLC, 3.9%, 2016	4/18/11	2,377,514	2,417,247
RCI Banque S.A., 4.6%, 2016	4/05/11	2,114,348	2,143,946
Republic of Lithuania, 6.125%, 2021	3/02/11	113,902	120,640
Total Restricted Securities			$11,010,449
% of Net Assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Deutsche Bank AG	853,336	7/12/11	$1,217,494	$1,261,482	$43,988
BUY	EUR	UBS AG	202,386	6/15/11	288,916	299,412	10,496

							$54,484

Liability Derivatives
SELL	CAD	Goldman Sachs International	6,886,879	7/12/11	$7,120,944	$7,266,652	$(145,708)
SELL	EUR	UBS AG	49,410,340	6/15/11	68,181,576	73,098,146	(4,916,570)
SELL	GBP	Barclays Bank PLC	7,746,739	7/12/11	12,622,614	12,928,117	(305,503)
SELL	GBP	Deutsche Bank AG	7,746,739	7/12/11	12,627,300	12,928,117	(300,817)
SELL	JPY	Credit Suisse Group	5,585,608,392	7/12/11	65,789,666	68,883,014	(3,093,348)
SELL	SEK	Credit Suisse Group	9,536,157	7/12/11	1,523,226	1,572,256	(49,030)

							$(8,810,976)

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	60	$7,268,438	June - 2011	$140,064
U.S. Treasury Note 5 yr (Long)	USD	198	23,456,813	June - 2011	353,542

					$493,606

Swap Agreements at 4/30/11

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	3,960,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$87,614

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 9/20/14, a A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $6,201.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $701,306,941)	$761,020,398
Underlying affiliated funds, at cost and value	1,720,735
Total investments, at value (identified cost, $703,027,676)		$762,741,133
Cash	1,546,128
Restricted cash	500,000
Receivables for
Forward foreign currency exchange contracts	54,484
Daily variation margin on open futures contracts	34,453
Interest	9,369,052
Swaps, at value (net unamortized premiums received, $6,201)	87,614
Other assets	74,944
Total assets		$774,407,808
Liabilities
Payables for
Distributions	$323,074
Forward foreign currency exchange contracts	8,810,976
Investments purchased	2,031,212
Payable to affiliates
Investment adviser	37,769
Transfer agent and dividend disbursing costs	9,081
Payable for independent Trustees’ compensation	140,004
Accrued expenses and other liabilities	221,421
Total liabilities		$11,573,537
Net assets		$762,834,271
Net assets consist of
Paid-in capital	$804,500,932
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	51,673,835
Accumulated net realized gain (loss) on investments and foreign currency transactions	(56,273,654)
Accumulated distributions in excess of net investment income	(37,066,842)
Net assets		$762,834,271
Shares of beneficial interest outstanding		117,008,348
Net asset value per share (net assets of $762,834,271 / 117,008,348 shares of beneficial interest outstanding)		$6.52

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$16,152,952
Dividends from underlying affiliated funds	13,097
Total investment income		$16,166,049
Expenses
Management fee	$2,198,516
Transfer agent and dividend disbursing costs	76,774
Administrative services fee	56,323
Independent Trustees’ compensation	64,320
Stock exchange fee	50,906
Custodian fee	59,512
Shareholder communications	179,689
Auditing fees	33,618
Legal fees	7,569
Miscellaneous	25,035
Total expenses		$2,752,262
Fees paid indirectly	(173)
Reduction of expenses by investment adviser	(1,460)
Net expenses		$2,750,629
Net investment income		$13,415,420
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,593,569
Futures contracts	(499,150)
Swap transactions	20,911
Foreign currency transactions	(4,052,799)
Net realized gain (loss) on investments and foreign currency transactions		$(2,937,469)
Change in unrealized appreciation (depreciation)
Investments	$(10,956,678)
Futures contracts	56,046
Swap transactions	15,112
Translation of assets and liabilities in foreign currencies	(1,252,426)
Net unrealized gain (loss) on investments and foreign currency translation		$(12,137,946)
Net realized and unrealized gain (loss) on investments and foreign currency		$(15,075,415)
Change in net assets from operations		$(1,659,995)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10

Change in net assets
From operations
Net investment income	$13,415,420	$29,824,398
Net realized gain (loss) on investments and foreign currency transactions	(2,937,469)	16,382,043
Net unrealized gain (loss) on investments and foreign currency translation	(12,137,946)	14,459,769
Change in net assets from operations	$(1,659,995)	$60,666,210
Distributions declared to shareholders
From net investment income	$(13,415,420)	$(45,154,288)
From tax return of capital	—	(22,314,003)
From other sources	(19,576,825)	—
Total distributions declared to shareholders	$(32,992,245)	$(67,468,291)
Change in net assets from fund share transactions	$407,581	$2,661,145
Total change in net assets	$(34,244,659)	$(4,140,936)
Net assets
At beginning of period	797,078,930	801,219,866
At end of period (including accumulated distributions in excess of net investment income of $37,066,842 and $17,490,017, respectively)	$762,834,271	$797,078,930

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.82		$6.87	$6.55	$6.97	$6.97	$7.04
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.26	$0.26	$0.28	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.27	0.63	(0.14)	0.03	(0.02)
Total from investment operations	$(0.02)		$0.53	$0.89	$0.12	$0.31	$0.26
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.39)	$(0.30)	$(0.45)	$(0.30)	$(0.32)
From tax return of capital	—		(0.19)	(0.27)	(0.09)	(0.01)	(0.03)
From other sources	(0.17)		—	—	—	—	—
Total distributions declared to shareholders	$(0.28)		$(0.58)	$(0.57)	$(0.54)	$(0.31)	$(0.35)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$—	$0.02
Net asset value, end of period	$6.52		$6.82	$6.87	$6.55	$6.97	$6.97
Per share market value, end of period	$6.21		$6.95	$6.64	$5.92	$6.24	$6.12
Total return at market value (%)	(6.58	)(n)	13.97	22.45	3.45	7.15	2.88
Total return at net asset value (%) (j)(r)(s)	(0.05	)(n)	8.09	14.51	2.48	5.09	4.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.74	0.79	0.82	0.75	0.78
Expenses after expense reductions (f)	0.72	(a)	0.74	0.79	0.82	0.75	0.78
Net investment income	3.51	(a)	3.76	3.89	3.73	3.99	3.98
Portfolio turnover	8		30	50	57	49	45
Net assets at end of period (000 omitted)	$762,834		$797,079	$801,220	$763,236	$812,210	$811,945

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts

Notes to Financial Statements (unaudited) – continued

are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$23,916,310	$—	$23,916,310
Non-U.S. Sovereign Debt	—	262,720,862	—	262,720,862
Corporate Bonds	—	233,082,621	—	233,082,621
Residential Mortgage-Backed Securities	—	59,878,464	—	59,878,464
Commercial Mortgage-Backed Securities	—	14,799,196	—	14,799,196
Asset-Backed Securities (including CDOs)	—	6,585,411	—	6,585,411
Foreign Bonds	—	160,037,534	—	160,037,534
Mutual Funds	1,720,735	—	—	1,720,735
Total Investments	$1,720,735	$761,020,398	$—	$762,741,133

Other Financial Instruments
Futures	$493,606	$—	$—	$493,606
Swaps	—	87,614	—	87,614
Forward Foreign Currency Exchange Contracts	—	(8,756,492)	—	(8,756,492)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and

Notes to Financial Statements (unaudited) – continued

losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$493,606	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	54,484	(8,810,976)
Credit	Credit Default Swaps	87,614	—
Total		$635,704	$(8,810,976)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures	Swap Transactions	Foreign Currency Transactions
Interest Rate	$(499,150)	$—	$—
Foreign Exchange	—	—	(4,107,969)
Credit	—	20,911	—
Total	$(499,150)	$20,911	$(4,107,969)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$56,046	$—	$—
Foreign Exchange	—	—	(1,300,602)
Credit	—	15,112	—
Total	$56,046	$15,112	$(1,300,602)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for

Notes to Financial Statements (unaudited) – continued

netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Notes to Financial Statements (unaudited) – continued

This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the

Notes to Financial Statements (unaudited) – continued

fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains) (a)	$45,154,288
Tax return of capital (b)	22,314,003
Total distributions	$67,468,291

(a)  Included in the trust’s distributions from ordinary income for the year ended October 31, 2010, is $10,593,260 in excess of investment company taxable income.

(b)  Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$707,420,799
Gross appreciation	61,006,930
Gross depreciation	(5,686,596)
Net unrealized appreciation (depreciation)	$55,320,334

As of 10/31/10
Capital loss carryforwards	(47,508,883)
Other temporary differences	(26,027,066)
Net unrealized appreciation (depreciation)	66,521,528

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/12	$(2,180,655)
10/31/13	(4,450,744)
10/31/14	(19,143,361)
10/31/15	(4,950,649)
10/31/16	(16,783,474)
Total	$(47,508,883)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such an agreement will continue at least until October 31, 2011. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2011, these fees paid to MFSC amounted to $27,779.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional

Notes to Financial Statements (unaudited) – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $3,803 and the Retirement Deferral plan resulted in a net decrease in expense of $1,016. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $124,782 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,405 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,460, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,514,448	$13,672,871
Investments (non-U.S. Government securities)	$56,305,674	$47,920,126

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2011 and the year ended October 31, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	60,833	$407,581	390,743	$2,661,145

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $4,067 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,864,827	67,023,838	(75,167,930)	1,720,735

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,097	$1,720,735

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2011, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2011. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2010, and the financial highlights for each of the five years in the period ended October 31, 2010, and in our report dated December 16, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/10-11/30/10	0	N/A	0	11,655,677
12/01/10-12/31/10	0	N/A	0	11,655,677
1/01/11-1/31/11	0	N/A	0	11,655,677
2/01/11-2/28/11	0	N/A	0	11,655,677
3/01/11-3/31/11	0	N/A	0	11,700,834
4/01/11-4/30/11	0	N/A	0	11,700,834

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 11,700,834.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.